Consolidated Statement of Cash Flows - additional details - additional details (Tables)	12 Months Ended
Dec. 31, 2023
Cash Flow Statement [Abstract]
Disclosure of detailed information about cash flow statement line items

($ millions)	2023	2022	2021
Property, plant & equipment	385	332	323
Right-of-use assets	91	76	81
Intangible assets	745	715	815
Financial assets	7	(14)	3
Other non-current assets	(2)	2	(2)
Total	1,226	1,111	1,220

Disclosure of detailed information of change in net current assets and other operating cash flow items

($ millions)	2023	2022	2021
(Increase) in inventories	(271)	(217)	(326)
(Increase) in trade receivables	(110)	(164)	(198)
(Decrease)/increase in trade payables	(51)	(48)	60
Net change in other operating assets	(23)	(63)	(24)
Net change in other operating liabilities	51	(30)	174
Total	(404)	(522)	(314)

Disclosure of reconciliation of liabilities arising from financing activities

	Financial Liabilities
($ millions)	Non-current financial debts	Current financial debts	Non-current lease liabilities	Current lease liabilities
January 1, 2023	4,541	107	359	71
Repayment of current portion of non-current financial debts	—	(34)
Proceeds from current financial debts	—	40
Proceeds from non-current financial debts, net of issuance costs	29	—
Additions to leases			48	15
Other changes in current financial debts	—	37
Amortization of discounts on financial debts	2	—
Payments of lease liabilities, net			—	(79)
Interest payments for amounts included in lease liabilities classified as cash flows from operating activities			—	(17)
Changes in fair values and other non-cash changes, net	3	(1)	(4)	11
Currency translation effects	19	(4)	2	—
Reclassification from non-current to current	—	—	(70)	70
December 31, 2023	4,594	145	335	71

	Financial Liabilities
($ millions)	Non-current financial debts	Current financial debts	Non-current lease liabilities	Current lease liabilities
January 1, 2022	3,966	114	339	67
Proceeds from non-current financial debts, net of issuance costs	1,815	—
Repayment of non-current financial debts	(1,176)	—
Proceeds from 2022 Bridge Loan Facility, net of issuance costs	—	771
Repayment of 2022 Bridge Loan Facility	—	(775)
Impact from business combination	—	316	22	5
Repayment of financial debts assumed in acquisition of business	—	(316)
Additions to leases			68	13
Impact of asset acquisitions			2	1
Other changes in current financial debts	—	(42)
Amortization of discounts on financial debts	1	—
Payments of lease liabilities, net			—	(69)
Interest payments for amounts included in lease liabilities classified as cash flows from operating activities			—	(15)
Changes in fair values and other non-cash changes, net	5	8	(2)	13
Currency translation effects	(23)	(16)	(10)	(4)
Reclassification from non-current to current	(47)	47	(60)	60
December 31, 2022	4,541	107	359	71

Disclosure of non-cash investing and financing activity

($ millions)	2023	2022	2021
Treasury stock issued for settlement of equity-based compensation plan, net of withholding taxes	107	128	63
Non-cash additions of right-of-use assets in exchange for a lease liability	63	81	115
Non-cash additions of property, plant & equipment	55	62	52
Non-cash additions of intangible assets	16	105	6